Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2023
Inventories and pre-publication costs
Summary of inventories and pre-publication costs

	2022 £m	2023 £m
Raw materials	3	1
Pre-publication costs	264	278
Finished goods	42	39
Total	309	318